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               SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 16, 1996
                 FOR THE PERSPECTIVE FIXED AND VARIABLE ANNUITY

     Effective November 18, 1996, the Annuity Service Center address is:

         ANNUITY SERVICE CENTER
        Mail Address:
        P.O. Box 378002
        Denver, Colorado 80237-8002
        Delivery Address:
        8055 East Tufts Avenue, Second Floor
        Denver, Colorado 80237
        Telephone Number:
        1 (800) 766-4683

     This address replaces the address on pages 1 and 3 of the Prospectus.

     This Supplement is dated October 21, 1996.

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